Debt (Tables)	12 Months Ended
Jun. 30, 2012
Components of Indebtedness

Indebtedness of the Company includes the following:

	June 30, 2012		June 30, 2011
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement
Revolving credit facility	$—	$49,995	$—	$23,719
Convertible Debentures	—	130,422	—	137,655
Senior Secured Notes	—	35,000	35,000	—
Promissory notes due to former owners	575	—	800	250

	$575	$215,417	$35,800	$161,624

Maturities of long-term Debt

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Due to Former Owners	Total
Year ending June 30,
2013	$—	$—	$—	$575	$575
2014	—	—	—	—	—
2015	—	71,393	—	—	71,393
2016	49,995	—	—	—	49,995
2017	—	—	35,000	—	35,000
thereafter	—	59,029	—	—	59,029

	$49,995	$130,422	$35,000	$575	$215,992